Condensed Financial Information of the Parent Company - Summary of Parent Company Cash Flow (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Net cash used in operating activities	¥ (290,433)	$ (44,511)	¥ (439,132)	¥ (383,110)
Net cash (used in) generated from investing activities	(4,314,003)	(661,151)	883,247	(1,173,559)
Net cash generated from financing activities	6,124,153	938,568	64,507	2,435,832
Effect of exchange rate changes on cash and cash equivalents	(118,306)	(18,131)	7,570	54,471
Net increase in cash and cash equivalents	1,519,717	232,906	508,622	879,163
Cash and cash equivalents at beginning of year	2,023,263	310,079	1,507,071	573,437
Cash and cash equivalents at end of year	3,424,674	524,854	2,023,263	1,507,071
Parent Company [Member]
Net cash used in operating activities	(6,203,310)	(950,699)	(2,538,479)	(2,396,432)
Net cash (used in) generated from investing activities	(218,674)	(33,513)	2,166,312	(62,213)
Net cash generated from financing activities	5,945,666	911,214	370,294	2,851,882
Effect of exchange rate changes on cash and cash equivalents	3,969	607	10,921	136,227
Net increase in cash and cash equivalents	(472,349)	(72,391)	9,048	529,464
Cash and cash equivalents at beginning of year	540,361	82,814	531,313	1,849
Cash and cash equivalents at end of year	¥ 68,012	$ 10,423	¥ 540,361	¥ 531,313